Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Total assets	SFr 784,216	SFr 793,636	SFr 768,916
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	229,705	228,664	224,301
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	94,591	93,968	91,835
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	106,592	105,868	99,809
Operating Segments | Global Markets
Segment Reporting Information
Total assets	217,930	227,482	211,530
Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	17,667	17,494	16,156
Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets			20,874
Corporate Center
Segment Reporting Information
Total assets	117,731	SFr 120,160	104,411
Bank
Segment Reporting Information
Total assets	786,828		772,069
Bank | Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	229,705		224,301
Bank | Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	94,591		91,835
Bank | Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	106,592		99,809
Bank | Operating Segments | Global Markets
Segment Reporting Information
Total assets	217,930		211,530
Bank | Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	17,667		16,156
Bank | Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets			20,874
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 120,343		SFr 107,564